Schedule of Foreign Exchange Rates (Details)	Jun. 30, 2025	Jun. 30, 2024
Year/Period-end MYR : US$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	4.2125	4.7195
Year/Period-average MYR : US$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	4.3781	4.7271
Year/Period-end MYR : HKD$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.5366	0.6045
Year/Period-average MYR : HKD$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.5619	0.6046
Year/Period-end MYR : SGD$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	3.3044	3.4744
Year/Period-average MYR : SGD$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	3.3068	3.5105
Year/Period-end MYR : CNY$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.5879	0.6493
Year/Period-average MYR : CNY$1 Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	0.6034	0.6552